CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Cash and cash equivalents, discontinued operations	$ 289	$ 304	$ 304	$ 2,546